Director's Loans (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Borrowings [abstract]
Opening balance	$ 893,800	$ 763,544
Principal advances	675,000	0
Principal repayments	(375,000)	0
Transaction costs	(490,449)	0
Amortization of transaction costs	108,768	130,256	$ 433,044
Closing balance	$ 812,119	$ 893,800	$ 763,544